Cover	6 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-40086
Entity Registrant Name	Portage Biotech Inc.
Entity Central Index Key	0001095435
Entity Address, Address Line One	Clarence Thomas Building
Entity Address, Address Line Two	P.O. Box 4649
Entity Address, Address Line Three	Road Town
Entity Address, City or Town	Tortola
Entity Address, Country	VG
Entity Address, Postal Zip Code	VG1110